Net Loss Per Share (Details) - shares			12 Months Ended
	Aug. 19, 2025	Jan. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Share [Line Items]
Unvested restricted shares				25,905,000	3,880,000
Minimum [Member] | ADSs [Member]
Net Loss Per Share [Line Items]
Number of shares	1	1
Minimum [Member] | Common Class A [Member]
Net Loss Per Share [Line Items]
Number of shares	240	16
Maximum [Member] | ADSs [Member]
Net Loss Per Share [Line Items]
Number of shares	1	1
Maximum [Member] | Common Class A [Member]
Net Loss Per Share [Line Items]
Number of shares	4,800	240
Restricted Shares [Member]
Net Loss Per Share [Line Items]
Unvested restricted shares				25,905,000	3,880,000